CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade accounts receivable, allowance for doubtful accounts	$ 60		$ 60
Ordinary shares, par value per share		1		1
Ordinary shares, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Ordinary shares, shares issued	85,184,782	85,184,782	80,798,290	80,798,290
Ordinary shares, shares outstanding	85,184,782	85,184,782	80,798,290	80,798,290